Loans and Leases (Performance of the Loan Portfolio) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonimpaired loans	$ 624	$ 786
Commercial Portfolio Segment [Member] | Performing Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonimpaired loans	18,740	19,540
Commercial Portfolio Segment [Member] | Nonperforming Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonimpaired loans	79	140
Commercial Portfolio Segment [Member] | Nonimpaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonimpaired loans	18,819	19,680
Commercial and Multi-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonimpaired loans	573	669
Commercial and Multi-Family Real Estate [Member] | Performing Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonimpaired loans	48,441	52,249
Commercial and Multi-Family Real Estate [Member] | Nonperforming Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonimpaired loans	558	832
Commercial and Multi-Family Real Estate [Member] | Nonimpaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonimpaired loans	48,999	53,081
Residential 1-4 Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonimpaired loans	51	74
Residential 1-4 Family Real Estate [Member] | Performing Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonimpaired loans	88,197	77,484
Residential 1-4 Family Real Estate [Member] | Nonperforming Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonimpaired loans	462	389
Residential 1-4 Family Real Estate [Member] | Nonimpaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonimpaired loans	88,659	77,873
Consumer Portfolio Segment [Member] | Performing Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonimpaired loans	4,012	3,852
Consumer Portfolio Segment [Member] | Nonperforming Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonimpaired loans		5
Consumer Portfolio Segment [Member] | Nonimpaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonimpaired loans	$ 4,012	$ 3,857